AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 29, 2012

                                                              File No. 033-42484
                                                              File No. 811-06400


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. 199                       /X/

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 200                               /X/



                        THE ADVISORS' INNER CIRCLE FUND
                        -------------------------------
               (Exact Name of Registrant as Specified in Charter)


                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
                          ---------------------------
               (Address of Principal Executive Offices, Zip Code)


       Registrant's Telephone Number, including Area Code (800) 932-7781
                                                          --------------


                                Michael Beattie
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Name and Address of Agent for Service)


                                   Copies to:


Timothy W. Levin, Esquire                            Dianne M. Sulzbach, Esquire
Morgan, Lewis & Bockius LLP                          c/o SEI Corporation
1701 Market Street                                   One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                     Oaks, Pennsylvania 19456

    It is proposed that this filing become effective (check appropriate box)


--------------------------------------------------------------------------------
          / /   Immediately upon filing pursuant to paragraph (b)
          /X/    On December 7, 2012 pursuant to paragraph (b)
          / /    60 days after filing pursuant to paragraph (a)(1)
          / /    75 days after filing pursuant to paragraph (a)(2)
          / /    On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 199 to the Registration Statement on Form N-1A for The Advisors' Inner Circle Fund (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of delaying, until December 7, 2012, the effectiveness of Post-Effective Amendment No. 196 ("PEA No. 196"), which was filed with the Commission via EDGAR Accession No. 0001135428-12-000476 on September 17, 2012, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 196 by means of this filing, Parts A, B and C of PEA No. 196 are incorporated herein by reference.


                              PART A - PROSPECTUS

The Prospectus for the Harvest China All Assets Fund and the Harvest Intermediate Bond Fund (the "Funds"), two new series of the Trust, is incorporated herein by reference to Part A of PEA No. 196.


                  PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Funds is incorporated herein by reference to Part B of PEA No. 196.


                           PART C - OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 196.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 199 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of November, 2012.


                                              THE ADVISORS' INNER CIRCLE FUND


                                              By:           *
                                                 --------------------------
                                                 Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

            *
--------------------------          Trustee                    November 29, 2012
Charles E. Carlbom

            *
--------------------------          Trustee                    November 29, 2012
John K. Darr

            *
--------------------------          Trustee                    November 29, 2012
William M. Doran

            *
--------------------------          Trustee                    November 29, 2012
Joseph T. Grause, Jr.

            *
--------------------------          Trustee                    November 29, 2012
Mitchell A. Johnson

            *
--------------------------          Trustee                    November 29, 2012
Betty L. Krikorian

            *
--------------------------          Trustee                    November 29, 2012
Robert A. Nesher

            *
--------------------------          Trustee                    November 29, 2012
Bruce Speca

            *
--------------------------          Trustee                    November 29, 2012
James M. Storey

            *
--------------------------          Trustee                    November 29, 2012
George J. Sullivan, Jr.

            *
--------------------------          President                  November 29, 2012
Michael Beattie

            *
--------------------------          Treasurer, Controller &    November 29, 2012
Michael Lawson                      Chief Financial Officer


*By: /s/ Dianne M. Sulzbach
     -----------------------
     Dianne M. Sulzbach, pursuant to Powers of Attorney
     dated November 16, 2011 and November 30, 2011,
     incorporated herein by reference to Exhibit (q) of
     Post-Effective Amendment No. 125, filed on
     February 28, 2012